RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of principal related parties with which the entity had transactions

Name of related parties	Relationship with the Group
China Hydro LLC	A shareholder of the Company
CPI Ballpark Investments Ltd.	A shareholder of the Company
Kuhns Brothers, Inc.	A company owned by the former CEO, who resigned on September 30, 2012
China New Energy Group Company	A company controlled by the former CEO, who resigned on September 30, 2012
Sanming City Chenyang Hydropower Co., Ltd.	Noncontrolling interest in Wangkeng before January 14, 2011
Henan Lantian Group Co., Ltd.	Noncontrolling interest in Wuyue
Nanping City Xingshui Co., Ltd.	Noncontrolling interest in Jinlong
Xiamen Youen Hydropower Development Co., Ltd.	Noncontrolling interest in Jintang and Jinwei

Schedule of expense paid on behalf by related parties
	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Expense paid on behalf by related parties:
Kuhns Brothers, Inc.	98	90	—
	98	90	—

Schedule of rental for office space and office services provided by related parties

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Rental for office space and office services provided by:
Kuhns Brothers, Inc.	288	288	314
	288	288	314
Reimbursement of expenses related to extraordinary shareholders meeting:
CPI Ballpark Investments Ltd.	—	—	269
	—	—	269

Schedule of loans from and prepayment to related parties
	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Loans from related parties:
Sanming City Chenyang Hydropower Co., Ltd.	2,247	—	—
Xiamen Youen Hydropower Development Co., Ltd.	—	1,263	572
	2,247	1,263	572

Repayment of loans to related parties:
Xiamen Youen Hydropower Development Co., Ltd.	—	—	69

Loans to related parties:
China New Energy Group Company	—	—	86

Prepayment to related parties for acquisition of noncontrolling interest:
Sanming City Chenyang Hydropower Co., Ltd.	4,643	—	—

Prepayment to a related party for hydroelectric project construction:
Henan Lantian Group Co., Ltd.	1,251	—	—

Schedule of related party balances

	December 31,
	2011	2012
	US$	US$
Amounts due from related parties:
Sanming City Chenyang Hydropower Co., Ltd.	—	—
China New Energy Group Company	—	86
Henan Lantian Group Co., Ltd.	1,334	1,338
	1,334	1,424
Less: Allowance for doubtful accounts	(1,334)	(1,338)
	—	86

Amounts due to related parties:
CPI Ballpark Investments Ltd.	—	2
Kuhns Brothers, Inc.	4	—
Nanping City Xingshui Co., Ltd.	1,490	1,494
Xiamen Youen Hydropower Development Co., Ltd.	10,680	11,209
	12,174	12,705